Significant accounting Policies (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net loss per share
	For the three months ended June 30,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(86,944)	$(21,736)	$—	$(3,774)
Denominator:
Basic and diluted weighted-average shares outstanding	32,975,000	8,243,750	—	7,500,000
Basic and diluted net loss per share	$(0.00)	$(0.00)	$—	$(0.00)
	For the six months ended June 30, 2022		For the period from January 27, 2021 (inception) through June 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(343,308)	$(85,827)	$—	$(19,888)
Denominator:
Basic and diluted weighted-average shares outstanding	32,975,000	8,243,750	—	7,500,000
Basic and diluted net loss per share	$(0.01)	$(0.01)	$—	$(0.00)

	For the period from January 27, 2021 (inception) through December 31, 2021
	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(174,998)	$(140,513)
Denominator:
Basic and diluted weighted-average shares outstanding	9,322,714	7,485,546
Basic and diluted net loss per share	$(0.02)	$(0.02)

Schedule of Class A ordinary shares subject to possible redemption
Gross proceeds from IPO and partial exercise of over-allotment option	$329,750,000
Less: proceeds from shares not subject to redemption	(13,869,890)

Less:
Proceeds allocated to public warrants	(11,995,753)
Over-allotment liability	(281,301)
Ordinary share issuance costs	(24,538,134)
Plus:
Remeasurement of carrying value to redemption value	36,815,188

Class A ordinary shares subject to redemption, December 31, 2021	315,880,110
Plus:
Remeasurement of carrying value to redemption value	501,556

Class A ordinary shares subject to redemption, June 30, 2022	$316,381,666

Gross proceeds from IPO and partial exercise of over-allotment option	$329,750,000
Less: proceeds from shares not subject to redemption	(13,869,890)

Less:
Proceeds allocated to public warrants	(11,995,753)
Over-allotment liability	(281,301)
Ordinary share issuance costs	(24,538,134)
Plus:
Remeasurement of carrying value to redemption value	36,815,188
Class A ordinary shares subject to redemption	$315,880,110